Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	3,627	$ 12,969

International Equity Funds - 21.0%
Transamerica Emerging Markets Equity (C)	3,104,793	31,886,224
Transamerica Emerging Markets Opportunities (B) (C)	4,109,245	39,982,949
Transamerica International Equity (C)	5,193,833	84,192,035
Transamerica International Growth (C)	8,340,249	65,470,956
Transamerica International Small Cap Value (C)	1,756,962	20,574,023
Transamerica International Stock (C)	2,872,295	25,707,038

		267,813,225

International Fixed Income Funds - 5.1%
Transamerica Emerging Markets Debt (C)	3,485,176	36,838,314
Transamerica Inflation Opportunities (C)	2,552,296	27,871,078

		64,709,392

U.S. Alternative Fund - 1.5%
Transamerica Event Driven (C)	1,679,680	18,795,622

U.S. Equity Funds - 29.7%
Transamerica Capital Growth (C)	3,930,468	77,076,469
Transamerica Dividend Focused (C)	11,709,238	82,081,759
Transamerica Large Cap Value (C)	7,328,980	67,353,329
Transamerica Mid Cap Growth (C)	1,314,146	15,848,601
Transamerica Mid Cap Value (C)	1,952,571	20,287,211

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (C)	928,125	$ 9,151,310
Transamerica Small Cap Growth (C)	1,451,057	10,447,611
Transamerica Small Cap Value (C)	1,454,172	11,371,623
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	2,887	2,026
Transamerica US Growth (C)	3,193,475	83,732,921

		377,352,860

U.S. Fixed Income Funds - 40.5%
Transamerica Bond (C)	3,169,772	30,810,186
Transamerica Core Bond (C)	11,911,817	128,171,154
Transamerica Intermediate Bond (C)	8,343,041	92,023,745
Transamerica Short-Term Bond (C)	6,203,190	62,776,281
Transamerica Total Return (C)	18,225,160	201,752,518

		515,533,884

U.S. Mixed Allocation Fund - 2.3%
Transamerica MLP & Energy Income (C)	6,011,497	29,696,796

Total Investment Companies (Cost $1,153,697,166)		1,273,914,748

Total Investments (Cost $1,153,697,166)		1,273,914,748
Net Other Assets (Liabilities) - (0.1)%		(1,042,483)

Net Assets - 100.0%		$ 1,272,872,265

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,273,899,753	$—	$—	$1,273,899,753

Total	$1,273,899,753	$—	$—	$1,273,899,753

Investment Companies Measured at Net Asset Value (E)				14,995

Total Investments				$1,273,914,748

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2020	Shares as of July 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$36,641,211	$765,150	$(7,279,523)	$(11,292)	$694,640	$30,810,186	3,169,772	$765,150	$—
Transamerica Capital Growth	57,503,657	15,812,946	(28,778,189)	2,391,342	30,146,713	77,076,469	3,930,468	—	11,455,637
Transamerica Core Bond	142,349,861	12,022,889	(32,159,379)	(413,946)	6,371,729	128,171,154	11,911,817	2,892,204	—
Transamerica Dividend Focused	77,826,688	34,672,060	(10,255,841)	(1,833,442)	(18,327,706)	82,081,759	11,709,238	1,861,516	8,127,642
Transamerica Emerging Markets Debt	45,108,273	1,186,481	(8,906,245)	(735,164)	184,969	36,838,314	3,485,176	1,178,701	—
Transamerica Emerging Markets Equity	78,125,599	3,343,608	(51,741,929)	(2,803,741)	4,962,687	31,886,224	3,104,793	2,129,498	—
Transamerica Emerging Markets Opportunities	—	40,417,698	(111,913)	(5,333)	(317,503)	39,982,949	4,109,245	—	—
Transamerica Event Driven	20,262,093	84,459	(2,847,703)	88,017	1,208,756	18,795,622	1,679,680	84,459	—
Transamerica Floating Rate	12,432,150	49,042	(12,469,341)	(431,112)	419,261	—	—	66,310	—
Transamerica Global Allocation Liquidating Trust	13,718	—	—	—	(749)	12,969	3,627	—	—
Transamerica Global Multifactor Macro	13,560,771	303,853	(13,928,076)	(874,709)	938,161	—	—	303,853	—
Transamerica Inflation Opportunities	32,843,720	217,670	(6,586,077)	70,978	1,324,787	27,871,078	2,552,296	217,670	—
Transamerica Intermediate Bond	101,429,655	8,235,576	(21,986,544)	278,065	4,066,993	92,023,745	8,343,041	1,692,452	—
Transamerica International Equity	100,407,660	5,876,891	(13,380,703)	(1,744,342)	(6,967,471)	84,192,035	5,193,833	2,855,683	—
Transamerica International Growth	66,652,708	3,426,744	(7,769,295)	(1,293,997)	4,454,796	65,470,956	8,340,249	1,299,679	—
Transamerica International Small Cap Value	23,869,640	1,294,763	(3,076,743)	(202,252)	(1,311,385)	20,574,023	1,756,962	554,723	—
Transamerica International Stock	24,431,418	2,882,280	(41,147)	(3,955)	(1,561,558)	25,707,038	2,872,295	32,619	—
Transamerica Large Cap Value	57,929,411	25,904,674	(8,072,694)	(562,837)	(7,845,225)	67,353,329	7,328,980	891,130	1,564,375
Transamerica Managed Futures Strategy	29,785,805	1,119,508	(29,890,584)	(9,779,028)	8,764,299	—	—	1,119,508	—
Transamerica Mid Cap Growth	787,922	12,358,635	(24,251)	2,869	2,723,426	15,848,601	1,314,146	—	13,559
Transamerica Mid Cap Value	24,827,894	3,603,266	(3,300,814)	(121,065)	(4,722,070)	20,287,211	1,952,571	289,154	1,948,822
Transamerica Mid Cap Value Opportunities	11,213,449	1,046,964	(1,498,409)	(53,885)	(1,556,809)	9,151,310	928,125	124,989	317,181
Transamerica MLP & Energy Income	40,594,622	3,497,962	(7,470,078)	(1,663,723)	(5,261,987)	29,696,796	6,011,497	1,608,784	—
Transamerica Short-Term Bond	62,532,839	13,731,521	(13,238,556)	(228,812)	(20,711)	62,776,281	6,203,190	1,244,911	—
Transamerica Small Cap Core	4,072,544	250,585	(3,792,248)	(593,422)	62,541	—	—	43,075	—
Transamerica Small Cap Growth	4,706,569	5,073,717	(669,682)	(31,975)	1,368,982	10,447,611	1,451,057	—	306,840
Transamerica Small Cap Value	8,301,637	5,221,957	(1,123,466)	(171,682)	(856,823)	11,371,623	1,454,172	172,496	172,089
Transamerica Small Company Growth Liquidating Trust	1,796	—	—	—	230	2,026	2,887	—	—
Transamerica Total Return	220,079,431	19,667,554	(46,238,791)	736,034	7,508,290	201,752,518	18,225,160	5,478,514	—
Transamerica US Growth	88,181,996	13,120,573	(32,283,793)	4,527,225	10,186,920	83,732,921	3,193,475	298,271	6,665,946

Total	$1,386,474,737	$235,189,026	$(368,922,014)	$(15,465,184)	$36,638,183	$1,273,914,748	120,227,752	$27,205,349	$30,572,091

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At July 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$12,969	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	2,026	0.0	(A)

Total			$66,187	$14,995	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 4